Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2019	Feb. 25, 2020	Jun. 30, 2019
Cover [Abstract]
Document Type	10-K
Document annual report	true
Document Transition Report	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity File Number	001-34084
Entity Registrant Name	POPULAR, INC.
Entity Incorporation State Country Code	PR
Entity TaxI dentification Number	66-0667416
Entity Address Address Line 1	209 Muñoz Rivera Avenue
Entity Address City Or Town	Hato Rey
Entity Address Country	PR
Entity Address Postal Zip Code	00918
City Area Code	787
Local Phone Number	765-9800
Well known season issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock Shares Outstanding		88,581,796
Document Incorporated by reference	(1) Portions of Popular, Inc.’s Annual Report to Stockholders for the fiscal year ended December 31, 2019 (the “Annual Report”) are incorporated herein by reference in response to Item 1 of Part I, Items 5 through 8 of Part II and Item 15 (a)(1) of Part IV.(2) Portions of Popular, Inc.’s definitive proxy statement relating to the 2020 Annual Meeting of Stockholders of Popular, Inc. (the “Proxy Statement”) are incorporated herein by reference in response to Items 10 through 14 of Part III. The Proxy Statement will be filed with the Securities and Exchange Commission (the “SEC”) on or about March 31, 2020.
Entity Central Index Key	0000763901
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Listings
Entity Public Float			$ 5,171,784,000
Common Stock
Entity Listings
Security 12b Title	Common Stock ($0.01 par value)
Trading Symbol	BPOP
Security Exchange Name	NASDAQ
6.70% Cumulative Monthly Income Trust Preferred Securities
Entity Listings
Security 12b Title	6.70% Cumulative Monthly Income Trust Preferred Securities
Trading Symbol	BPOPN
Security Exchange Name	NASDAQ
Cumulative Preferred Stock 6.125%
Entity Listings
Security 12b Title	6.125% Cumulative Monthly Income Trust Preferred Securities
Trading Symbol	BPOPM
Security Exchange Name	NASDAQ